Description of Plan - Contributions (Details) - SiteOne Savings and Investment Plan	12 Months Ended
Dec. 31, 2025
Description of Plan
Minimum service period for Plan eligibility	30 days
Minimum amount of compensation eligible for participant contribution (as a percent)	3.00%
Annual increase in participant contribution (as a percent)	1.00%
Maximum amount of compensation eligible for participant contribution (as a percent)	50.00%
First portion of salary deductions
Description of Plan
Employer matching contribution (as a percent)	120.00%
Participant compensation matched (as a percent)	2.00%
Second portion of salary deductions
Description of Plan
Employer matching contribution (as a percent)	40.00%
Participant compensation matched (as a percent)	4.00%